Goodwill and Intangible Assets - Summary of Amortization expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
2016		$ 19,756
2017	$ 18,215	18,215
2018	14,583	14,583
2019	14,215	14,215
2020	12,517	12,517
Thereafter	48,033	48,033
Net carrying Amount	122,379	$ 127,319	$ 148,862
Remainder of 2016	$ 14,816